Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
October 31, 2024
EQU-K6-NPRT3-1224
1.9893873.105
Common Stocks - 95.8%
	Shares	Value ($)
CANADA - 2.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B (a)	33,500	834,162
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	10,500	730,290
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	16,153	842,367
Metro Inc/CN	11,130	660,997
		1,503,364
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (a)	40,972	1,393,345
Cenovus Energy Inc	5,400	86,836
Imperial Oil Ltd	22,709	1,694,592
		3,174,773
TOTAL CANADA		6,242,589
CHINA - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors NV	10,600	2,485,700
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	26,200	428,911
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	3,429	667,111
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	6,000	423,048
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	34,590	869,069
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	36,217	1,542,846
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,206	3,468,971
UNITED KINGDOM - 1.8%
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Unilever PLC	13,603	829,811
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	16,098	2,290,642
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC (b)	107,200	739,723
TOTAL UNITED KINGDOM		3,860,176
UNITED STATES - 86.6%
Communication Services - 5.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc	70,864	1,597,274
Verizon Communications Inc	44,781	1,886,624
		3,483,898
Entertainment - 1.0%
Walt Disney Co/The	22,300	2,145,260
Interactive Media & Services - 0.5%
Alphabet Inc Class A	7,888	1,349,716
Media - 1.5%
Comcast Corp Class A	59,052	2,578,801
Interpublic Group of Cos Inc/The	20,897	614,372
		3,193,173
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	11,420	2,548,487
TOTAL COMMUNICATION SERVICES		12,720,534

Consumer Discretionary - 5.5%
Diversified Consumer Services - 0.5%
H&R Block Inc	17,122	1,022,697
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	10,214	2,983,612
Starbucks Corp	4,000	390,800
		3,374,412
Specialty Retail - 3.0%
Burlington Stores Inc (b)	4,950	1,226,462
Dick's Sporting Goods Inc	4,599	900,254
Lowe's Cos Inc	7,622	1,995,668
TJX Cos Inc/The	21,840	2,468,575
		6,590,959
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co (a)	1,573	126,579
Tapestry Inc	15,650	742,593
		869,172
TOTAL CONSUMER DISCRETIONARY		11,857,240

Consumer Staples - 8.2%
Beverages - 1.8%
Coca-Cola Co/The	33,354	2,178,350
Keurig Dr Pepper Inc	51,322	1,691,060
		3,869,410
Consumer Staples Distribution & Retail - 3.5%
Albertsons Cos Inc	13,500	244,350
BJ's Wholesale Club Holdings Inc (b)	9,546	808,833
Costco Wholesale Corp	271	236,902
Dollar Tree Inc (b)	4,755	307,363
Target Corp	10,753	1,613,380
Walmart Inc	53,610	4,393,340
		7,604,168
Food Products - 0.8%
JM Smucker Co	4,400	499,444
Mondelez International Inc	16,734	1,145,944
		1,645,388
Household Products - 1.7%
Procter & Gamble Co/The	23,012	3,801,122
Personal Care Products - 0.4%
Kenvue Inc	40,773	934,925
TOTAL CONSUMER STAPLES		17,855,013

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Enterprise Products Partners LP	44,262	1,268,549
Exxon Mobil Corp	53,091	6,199,967
Hess Corp	9,705	1,305,128
Phillips 66	6,338	772,095
Shell PLC	26,895	897,952
Valero Energy Corp	4,871	632,061
		11,075,752
Financials - 19.8%
Banks - 11.3%
Bank of America Corp	95,867	4,009,158
Huntington Bancshares Inc/OH	113,625	1,771,414
JPMorgan Chase & Co	33,506	7,435,652
M&T Bank Corp	12,288	2,392,228
PNC Financial Services Group Inc/The	18,711	3,522,720
US Bancorp	34,200	1,652,202
Wells Fargo & Co	57,114	3,707,841
		24,491,215
Capital Markets - 0.9%
Blackrock Inc	1,900	1,863,957
Consumer Finance - 0.7%
Capital One Financial Corp	9,524	1,550,412
Financial Services - 1.2%
Apollo Global Management Inc	8,700	1,246,362
Visa Inc Class A	4,852	1,406,352
		2,652,714
Insurance - 5.7%
American Financial Group Inc/OH	9,168	1,182,030
Chubb Ltd	12,904	3,644,606
Hartford Financial Services Group Inc/The	25,917	2,862,273
Marsh & McLennan Cos Inc	10,273	2,241,980
The Travelers Companies, Inc.	9,932	2,442,676
		12,373,565
TOTAL FINANCIALS		42,931,863

Health Care - 13.0%
Biotechnology - 3.0%
AbbVie Inc	18,600	3,791,982
Gilead Sciences Inc	30,007	2,665,222
		6,457,204
Health Care Providers & Services - 3.1%
Cigna Group/The	4,230	1,331,646
UnitedHealth Group Inc	9,596	5,416,942
		6,748,588
Life Sciences Tools & Services - 1.7%
Danaher Corp	15,727	3,863,495
Pharmaceuticals - 5.2%
Eli Lilly & Co	2,071	1,718,392
GSK PLC	36,400	657,332
Johnson & Johnson	21,824	3,488,785
Merck & Co Inc	21,356	2,185,146
Roche Holding AG	3,836	1,188,790
Royalty Pharma PLC Class A	18,193	491,210
Sanofi SA	14,722	1,555,818
		11,285,473
TOTAL HEALTH CARE		28,354,760

Industrials - 10.8%
Aerospace & Defense - 3.8%
GE Aerospace	21,864	3,755,798
General Dynamics Corp	5,700	1,662,177
Huntington Ingalls Industries Inc	5,136	949,955
Northrop Grumman Corp	3,176	1,616,648
Spirit AeroSystems Holdings Inc Class A (b)	6,700	216,879
		8,201,457
Building Products - 0.7%
Johnson Controls International plc	19,031	1,437,792
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	12,133	507,593
Veralto Corp	5,875	600,366
		1,107,959
Electrical Equipment - 2.0%
AMETEK Inc	9,922	1,819,099
GE Vernova Inc	6,391	1,927,910
Regal Rexnord Corp	3,008	500,952
		4,247,961
Ground Transportation - 0.7%
Norfolk Southern Corp	6,000	1,502,580
Machinery - 2.2%
Crane Co	11,804	1,856,533
Hillenbrand Inc	8,900	245,195
ITT Inc	18,486	2,590,258
		4,691,986
Professional Services - 0.3%
KBR Inc	12,168	815,378
Trading Companies & Distributors - 0.7%
Watsco Inc	3,030	1,433,220
TOTAL INDUSTRIALS		23,438,333

Information Technology - 5.7%
Communications Equipment - 1.0%
Cisco Systems Inc	41,490	2,272,407
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	13,206	716,690
IT Services - 1.7%
Accenture Capital Inc Class A	6,280	2,165,470
Amdocs Ltd	15,404	1,351,624
		3,517,094
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices Inc	6,422	1,432,812
Broadcom Inc	1,300	220,701
		1,653,513
Software - 1.4%
Gen Digital Inc	22,355	650,754
Microsoft Corp	5,979	2,429,567
		3,080,321
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	4,675	1,056,129
TOTAL INFORMATION TECHNOLOGY		12,296,154

Materials - 4.5%
Chemicals - 2.3%
Linde PLC	10,938	4,989,369
Containers & Packaging - 1.3%
Ball Corp	19,532	1,157,271
Crown Holdings Inc	18,920	1,769,966
		2,927,237
Metals & Mining - 0.9%
Freeport-McMoRan Inc	41,242	1,856,715
TOTAL MATERIALS		9,773,321

Real Estate - 2.2%
Specialized REITs - 2.2%
American Tower Corp	5,983	1,277,610
Lamar Advertising Co Class A	17,660	2,331,120
Public Storage Operating Co	3,641	1,198,107
		4,806,837
Utilities - 6.0%
Electric Utilities - 4.3%
Constellation Energy Corp	8,271	2,174,942
Exelon Corp	17,263	678,436
FirstEnergy Corp	15,323	640,961
NextEra Energy Inc	35,509	2,814,088
PG&E Corp	45,392	917,826
Southern Co/The	22,323	2,032,063
		9,258,316
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	6,800	498,100
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	8,734	1,091,401
Multi-Utilities - 1.0%
Ameren Corp	8,508	741,132
CenterPoint Energy Inc	23,299	688,019
WEC Energy Group Inc	8,530	814,871
		2,244,022
TOTAL UTILITIES		13,091,839

TOTAL UNITED STATES		188,201,646
TOTAL COMMON STOCKS (Cost $155,715,593)		208,190,067

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	7,800,403	7,801,963
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	116,613	116,625
TOTAL MONEY MARKET FUNDS (Cost $7,918,588)			7,918,588

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $163,634,181)	216,108,655
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,361,187
NET ASSETS - 100.0%	217,469,842

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,598,667	40,463,018	34,259,646	195,410	(76)	-	7,801,963	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,015,767	5,899,142	474	-	-	116,625	0.0%
Total	1,598,667	46,478,785	40,158,788	195,884	(76)	-	7,918,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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